Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Noncancelable Operating Leases

The future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year are as follows:

(In thousands)
Years ending December 31,
2013	$1,041
2014	1,057
2015	751
2016	738
2017	757
Thereafter	2,375

Total future minimum lease payments	$6,719